General information - Summary of Being Consolidated in these Financial Statements (Detail)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Parent [member] | VTEX ("VTEX CAY")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[1]	VTEX (“VTEX”)
Place of business/ country of incorporation		Cayman
Relationship		Holding
Principal business activity		Technology Services
Subsidiaries [member] | VTEX Informática S.A. ("VTEX ARG")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Informática S.A. (“VTEX ARG”)
Place of business/ country of incorporation	[1]	Argentina
Relationship	[1]	Subsidiary
Principal business activity	[1]	Technology Services
% of Ownership	[1]	100.00%	96.54%	96.54%
Subsidiaries [member] | VTEX Brasil Tecnologia para Ecommerce LTDA. ("VTEX Brazil")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Brasil Tecnologia para Ecommerce LTDA. (“VTEX Brazil”)
Place of business/ country of incorporation		Brazil
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Publicidade e Eventos Ltda. ("VTEX DAY")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Publicidade e Eventos Ltda. (“VTEX DAY”)
Place of business/ country of incorporation		Brazil
Relationship		Subsidiary
Principal business activity		Production of events
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Intermediação de Cobrança Ltda. ("VTEX STORE")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[2]	VTEX Intermediação de Cobrança Ltda. (“VTEX STORE”)
Place of business/ country of incorporation	[2]	Brazil
Relationship	[2]	Subsidiary
Principal business activity	[2]	Technology Services
% of Ownership	[2]	0.00%	99.99%	99.99%
Subsidiaries [member] | Dlieve Tecnologia S.A. ("Dlieve")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[3]	Dlieve Tecnologia S.A. (“Dlieve”)
Place of business/ country of incorporation	[3]	Brazil
Relationship	[3]	Subsidiary
Principal business activity	[3]	Technology Services
% of Ownership	[3]	0.00%	100.00%	100.00%
Subsidiaries [member] | Ciashop Soluções para Comércio Eletrônico S.A.
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[4]	Ciashop Soluções para Comércio Eletrônico S.A. (“Ciashop”)
Place of business/ country of incorporation	[4]	Brazil
Relationship	[4]	Subsidiary
Principal business activity	[4]	Technology Services
% of Ownership	[4]	0.00%	100.00%	100.00%
Subsidiaries [member] | Loja Integrada Tecnologia para Softwares S.A. ("Loja Integrada")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		Loja Integrada Tecnologia para Softwares S.A. (“Loja Integrada”)
Place of business/ country of incorporation		Brazil
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		99.87%	100.00%	0.00%
Subsidiaries [member] | Suiteshare Tecnologia da Informação S.A ("Suiteshare")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[5]	Suiteshare Tecnologia da Informação S.A (“Suiteshare”)
Place of business/ country of incorporation	[5]	Brazil
Relationship	[5]	Subsidiary
Principal business activity	[5]	Technology Services
% of Ownership	[5]	100.00%	0.00%	0.00%
Subsidiaries [member] | VTEX Chile SPA ("VTEX CHI")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Chile SPA (“VTEX CHI”)
Place of business/ country of incorporation		Chile
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Colombia Tecnologia para Ecommerce S.A.S. ("VTEX COL")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Colombia Tecnologia para Ecommerce S.A.S. (“VTEX COL”)
Place of business/ country of incorporation		Colombia
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Commerce Cloud Solutions LLC ("VTEX USA")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Commerce Cloud Solutions LLC (“VTEX USA”)
Place of business/ country of incorporation		USA
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | UniteU Technologies Inc. ("UniteU")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[6]	UniteU Technologies Inc. (“UniteU”)
Place of business/ country of incorporation	[6]	USA
Relationship	[6]	Subsidiary
Principal business activity	[6]	Technology Services
% of Ownership	[6]	0.00%	0.00%	100.00%
Subsidiaries [member] | VTEX Ecommerce Platform Limited ("VTEX UK")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Ecommerce Platform Limited (“VTEX UK”)
Place of business/ country of incorporation		UK
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | EICOM Limited ("EICOM")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[7]	EICOM Limited (“EICOM”)
Place of business/ country of incorporation	[7]	UK
Relationship	[7]	Subsidiary
Principal business activity	[7]	Technology Services
% of Ownership	[7]	0.00%	100.00%	0.00%
Subsidiaries [member] | Soluciones Cloud En Ecommerce S. De R.L. De C.V. ("VTEX MEX")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[8]	Soluciones Cloud En Ecommerce S. De R.L. De C.V. (“VTEX MEX”)
Place of business/ country of incorporation	[8]	Mexico
Relationship	[8]	Subsidiary
Principal business activity	[8]	Technology Services
% of Ownership	[8]	100.00%	99.95%	99.95%
Subsidiaries [member] | EI Education S.A.P.I de C.V. ("Escuela de Internet or "Escuela")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		EI Education S.A.P.I de C.V. (“Escuela de Internet or “Escuela”)
Place of business/ country of incorporation		Mexico
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	0.00%
Subsidiaries [member] | Peru Tecnologia para ECOMMERCE S.A.C. ("VTEX PERU")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[7]	Peru Tecnologia para ECOMMERCE S.A.C. (“VTEX PERU”)
Place of business/ country of incorporation	[7]	Peru
Relationship	[7]	Subsidiary
Principal business activity	[7]	Technology Services
% of Ownership	[7]	100.00%	0.00%	0.00%
Subsidiaries [member] | Tecnologia para Comercio Electronico S.A.C. ("VTEX PER")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[9]	Tecnologia para Comercio Electronico S.A.C. (“VTEX PER”)
Place of business/ country of incorporation	[9]	Peru
Relationship	[9]	Subsidiary
Principal business activity	[9]	Technology Services
% of Ownership	[9]	0.00%	0.00%	99.79%
Branch [Member] | VTEX Ecommerce Platform Limited—Sede Secondaria ("VTEX ITA")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Place of business/ country of incorporation	[7]	Italy
Relationship	[7]	Branch
Company	[7]	VTEX Ecommerce Platform Limited—Sede Secondaria (“VTEX ITA”)
Principal business activity	[7]	TechnologyServices
% of Ownership	[7]	100.00%	0.00%	0.00%
Branch [Member] | VTEX Ecommerce Platform Limited London—Sucursala Bucuresti ("VTEX ROM")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Place of business/ country of incorporation	[7]	Romania
Relationship	[7]	Branch
Company	[7]	VTEX Ecommerce Platform Limited London—Sucursala Bucuresti (“VTEX ROM”)
Principal business activity	[7]	TechnologyServices
% of Ownership	[7]	100.00%	0.00%	0.00%
Branch [Member] | VTEX Ecommerce Platform Platform Limited – Sucursal em Portugal ("VTEX PORT")
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Place of business/ country of incorporation	[7]	Portugal
Relationship	[7]	Branch
Company	[7]	VTEX Ecommerce Platform Platform Limited – Sucursal em Portugal (“VTEX PORT”)
Principal business activity	[7]	TechnologyServices
% of Ownership	[7]	100.00%	0.00%	0.00%

[1]	In January 2021, the Group acquired the non-controlling interest of VTEX ARG. Refer to note 19.2(d.i) for additional details.
[2]	VTEX STORE was liquidated in February 2021.
[3]	Dlieve was merged into VTEX Brazil in April 2021.
[4]	Ciashop was merged into VTEX Brazil in December 2021.
[5]	Suiteshare was acquired in April 2021. Refer to note 3.3 for additional details.
[6]	UniteU was acquired in 2019 and merged into VTEX USA in 2020.
[7]	VTEX PERU, VTEX ITA, VTEX ROM and VTEX PORT were created in 2021 to fulfill the Group’s operational needs, while EICOM was constituted in 2020 and merged into VTEX UK in 2021.
[8]	In May 2021, the Group acquired the non-controlling interest of VTEX MEX. Refer to note 19.2(d.ii) for additional details.
[9]	VTEX PER was liquidated in 2020.